Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The table below summarizes the total compensation, compensation actually paid, and other metrics used to evaluate the Named Executives’ compensation to the Company’s performance.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to (Lost by) PEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($)	Adjusted EBITDA ($)
2023	$1,868,406	$1,683,858	$905,512	$738,346	$29.15	$121.41	$(124,535)	$24,222
2022	$1,867,608	$161,076	$914,730	$292,155	$55.93	$96.37	$(182,678)	$66,623
2021	$1,861,055	$3,568,886	$990,887	$1,726,651	$259.66	$121.22	$16,588	$150,002

(b)
The amounts in this column represents the total compensation of our principal executive officer (“
PEO
”), Jonathan G. Ornstein, for each of the fiscal years ended September 30, 2023, 2022 and 2021, as reported in the Summary Compensation Table included in the Executive Compensation section of this proxy statement. Mr. Ornstein was our principal executive officer for each of these years.

(c)
The amounts in this column represents the total compensation actually paid to (lost by) the PEO for the years indicated, adjusting the total compensation from column (b) by the amounts in the “Adjustments” table below.

(d)
The amounts in this column represents the average total compensation of our Named Executives, excluding the PEO (the “
Non-PEO
NEOs
”), Michael J. Lotz, Brian S. Gillman, Torque Zubeck, and Bradford R. Rich, for each of the fiscal years ended September 30, 2023, 2022 and 2021, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.

(e)
The amounts in this column represents the average total compensation actually paid to the
Non-PEO
NEOs for the years indicated, adjusting the total compensation from column (d) by the amounts in the “Adjustments” table below.

(f)
The total shareholder return shows the cumulative total shareholder return on our common stock through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on September 30, 2020, with dividends reinvested.

(g)
The peer group total shareholder return shows the cumulative total shareholder return of the Nasdaq Stock Market Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on September 30, 2020, with dividends reinvested.

(h)	The amounts in this column represent the Company’s net income (loss) for the indicated years as reported in the Company’s Annual Report on Form 10-K filed with the SEC.
(i)
We define Adjusted EBITDA in a manner consistent with the definition we use when reporting our financial results. See Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations – Cautionary Statement Regarding
Non-GAAP
Measure, beginning on page 60 of our Annual Report on Form
10-K
for the fiscal year ended September 30, 2023 for information regarding our use and calculation of Adjusted EBITDA. As noted elsewhere in this Proxy, we entered into a Loan Agreement with the U.S. Treasury in October 2020. Since such date, the Company has been restricted in its ability to alter (increase) the total compensation for Messrs. Ornstein, Lotz, or Gillman while such Loan Agreement remains in effect and for a period of 12 months thereafter, because of the restrictions under the CARES Act.

Adjustments from Total Compensation to Compensation Actually Paid
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our
Non-PEO
NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time
fair values of stock awards and these values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our
Non-PEO
NEOs for each applicable fiscal year and the Outstanding Equity Awards at September 30, 2023 table for the value realized by each of them upon the vesting of stock awards during our fiscal year ended September 30, 2023.
The table below summarizes the adjustments made to the total compensation as reported in the Summary Compensation Table included in the Executive Compensation section of this proxy statement to determine the total actual compensation paid to the PEO and average
Non-PEO
NEOs for the years indicated as reported in the table above.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

Year	2023	2022	2021
Summary Compensation Table Total	1,868,406.00	1,867,608.00	1,861,055.00
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(120,219.00)	(586,934.00)	(800,000.00)
(Minus): Change in Pension Value	0.00	0.00	0.00
Plus: Pension Service Cost and Associated Prior Service Cost	0.00	0.00	0.00
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	62,209.64	333,968.25	625,944.56
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(128,282.01)	(805,820.80)	887,575.95
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	0.00	0.00	0.00
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	1,743.08	(647,745.56)	994,310.28
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0.00	0.00	0.00
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	0.00	0.00	0.00
Compensation Actually Paid	1,683,857.71	161,075.89	3,568,885.79
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for
Non-PEO
NEOs

Year	2023	2022	2021
Summary Compensation Table Total	905,512.00	914,729.75	990,886.67
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(128,499.75)	(240,394.00)	(344,533.33)
(Minus): Change in Pension Value	0.00	0.00	0.00
Plus: Pension Service Cost and Associated Prior Service Cost	0.00	0.00	0.00
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	16,038.39	121,015.54	252,703.40
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(33,417.38)	(299,038.07)	385,813.37
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	0.00	0.00	0.00
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	12,201.91	(204,158.42)	441,780.70
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(33,488.81)	0.00	0.00
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	0.00	0.00	0.00
Compensation Actually Paid	738,346.36	292,154.80	1,726,650.80

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amounts in this column represents the average total compensation of our Named Executives, excluding the PEO (the “
Non-PEO
NEOs
	”), Michael J. Lotz, Brian S. Gillman, Torque Zubeck, and Bradford R. Rich, for each of the fiscal years ended September 30, 2023, 2022 and 2021, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.
Peer Group Issuers, Footnote	The peer group total shareholder return shows the cumulative total shareholder return of the Nasdaq Stock Market Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on September 30, 2020, with dividends reinvested.
PEO Total Compensation Amount	$ 1,868,406	$ 1,867,608	$ 1,861,055
PEO Actually Paid Compensation Amount	$ 1,683,857.71	161,075.89	3,568,885.79
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

Year	2023	2022	2021
Summary Compensation Table Total	1,868,406.00	1,867,608.00	1,861,055.00
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(120,219.00)	(586,934.00)	(800,000.00)
(Minus): Change in Pension Value	0.00	0.00	0.00
Plus: Pension Service Cost and Associated Prior Service Cost	0.00	0.00	0.00
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	62,209.64	333,968.25	625,944.56
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(128,282.01)	(805,820.80)	887,575.95
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	0.00	0.00	0.00
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	1,743.08	(647,745.56)	994,310.28
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0.00	0.00	0.00
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	0.00	0.00	0.00
Compensation Actually Paid	1,683,857.71	161,075.89	3,568,885.79

Non-PEO NEO Average Total Compensation Amount	$ 905,512	914,729.75	990,886.67
Non-PEO NEO Average Compensation Actually Paid Amount	$ 738,346.36	292,154.8	1,726,650.8
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for
Non-PEO
NEOs

Year	2023	2022	2021
Summary Compensation Table Total	905,512.00	914,729.75	990,886.67
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(128,499.75)	(240,394.00)	(344,533.33)
(Minus): Change in Pension Value	0.00	0.00	0.00
Plus: Pension Service Cost and Associated Prior Service Cost	0.00	0.00	0.00
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	16,038.39	121,015.54	252,703.40
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(33,417.38)	(299,038.07)	385,813.37
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	0.00	0.00	0.00
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	12,201.91	(204,158.42)	441,780.70
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(33,488.81)	0.00	0.00
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	0.00	0.00	0.00
Compensation Actually Paid	738,346.36	292,154.80	1,726,650.80

Compensation Actually Paid vs. Total Shareholder Return	Relationship between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Relationship between Compensation Actually Paid and Total Shareholder Return
Total Shareholder Return Amount	$ 29.15	55.93	259.66
Peer Group Total Shareholder Return Amount	121.41	96.37	121.22
Net Income (Loss)	$ (124,535)	$ (182,678)	$ 16,588
Company Selected Measure Amount	24,222	66,623	150,002
PEO Name	Jonathan G. Ornstein
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We define Adjusted EBITDA in a manner consistent with the definition we use when reporting our financial results. See Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations – Cautionary Statement Regarding
Non-GAAP
Measure, beginning on page 60 of our Annual Report on Form
10-K
	for the fiscal year ended September 30, 2023 for information regarding our use and calculation of Adjusted EBITDA. As noted elsewhere in this Proxy, we entered into a Loan Agreement with the U.S. Treasury in October 2020. Since such date, the Company has been restricted in its ability to alter (increase) the total compensation for Messrs. Ornstein, Lotz, or Gillman while such Loan Agreement remains in effect and for a period of 12 months thereafter, because of the restrictions under the CARES Act.
PEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (120,219)	$ (586,934)	$ (800,000)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,209.64	333,968.25	625,944.56
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,282.01)	(805,820.8)	887,575.95
PEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,743.08	(647,745.56)	994,310.28
PEO | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,499.75)	(240,394)	(344,533.33)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,038.39	121,015.54	252,703.4
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,417.38)	(299,038.07)	385,813.37
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,201.91	(204,158.42)	441,780.7
Non-PEO NEO | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,488.81)	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0